Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Property and Equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment a and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2020	$6,301	$3,038,594	$463,274	$56,337	$32,798	$65,291	$5,587	$3,668,182
Transfer of pre-delivery payments	—	49,860	(49,860)	—	—	—	—	—
Additions	—	39,492	—	582	221	566	3,204	44,065
Disposals	—	(34,626)	—	(306)	(223)	(780)	—	(35,935)
Assets held for sale	—	(554,790)	—	—	—	—	—	(554,790)
Reclassifications	—	244	(5,600)	—	—	2,382	(2,626)	(5,600)

Balance at December 31, 2020	$6,301	$2,538,774	$407,814	$56,613	$32,796	$67,459	$6,165	$3,115,922
Transfer of pre-delivery payments	—	284,170	(284,170)	—	—	—	—	—
Additions	—	75,080	347,010	525	1,114	290	11,296	435,315
Disposals	—	(36,351)	—	(3,576)	(140)	(3,139)	—	(43,206)
Reclassifications	—	1,028	5,600	—	135	657	(1,877)	5,543
Reclassifications from assets held for sale	—	62,875	—	—	—	—	—	62,875

Balance at December 31, 2021	$6,301	$2,925,576	$476,254	$53,562	$33,905	$65,267	$15,584	$3,576,449
Transfer of pre-delivery payments	—	50,977	(50,977)	—	—	—	—	—
Additions	—	228,908	383,176	2,903	3,318	3,291	882	622,478
Disposals	—	(46,121)	—	(1,395)	(4,265)	(164)	(29)	(51,974)
Reclassifications	—	8,179	(76,200)	—	—	5,873	(14,052)	(76,200)

Balance at December 31, 2022	$6,301	$3,167,519	$732,253	$55,070	$32,958	$74,267	$2,385	$4,070,753
Accumulated depreciation and impairment -
Balance at January 1, 2020	$—	$(1,028,085)	$—	$(43,871)	$(27,506)	$(36,318)	$—	$(1,135,780)
Depreciation for the year	—	(126,988)	—	(3,121)	(3,134)	(5,759)	—	(139,002)
Disposals	—	32,335	—	290	179	295	—	33,099
Impairment	—	—	—	—	—	—	(4)	(4)
Assets held for sale	—	273,251	—	—	—	—	—	273,251

Balance at December 31, 2020	$—	$(849,487)	$—	$(46,702)	$(30,461)	$(41,782)	$(4)	$(968,436)
Depreciation for the year	—	(127,432)	—	(2,576)	(1,639)	(4,696)	—	(136,343)
Disposals	—	34,893	—	3,501	137	2,503	—	41,034

Balance at December 31, 2021	$—	$(942,026)	$—	$(45,777)	$(31,963)	$(43,975)	$(4)	$(1,063,745)
Depreciation for the year	—	(163,674)	—	(2,392)	(1,354)	(4,490)	—	(171,910)
Disposals	—	42,631	—	1,366	4,265	164	—	48,426

Balance at December 31, 2022	$—	$(1,063,069)	$—	$(46,803)	$(29,052)	$(48,301)	$(4)	$(1,187,229)
Carrying amounts -
At December 31, 2020	$6,301	$1,689,287	$407,814	$9,911	$2,335	$25,677	$6,161	$2,147,486

At December 31, 2021	$6,301	$1,983,550	$476,254	$7,785	$1,942	$21,292	$15,580	$2,512,704

At December 31, 2022	$6,301	$2,104,450	$732,253	$8,267	$3,906	$25,966	$2,381	$2,883,524